Equity Incentive Plan RSUs Outstanding (Details) - $ / shares		12 Months Ended
	Mar. 26, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in Period	100,000
Grants in Period, Weighted Average Grant Date Fair Value	$ 2.51
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number, period start		0	20,798	53,004
Outstanding, Weighted Average Grant Date Fair Value, period start		$ 0	$ 4.99	$ 31.21
Grants in Period		206,053	0	100,000
Grants in Period, Weighted Average Grant Date Fair Value		$ 2.80	$ 0	$ 2.51
Vested and Released		(133,553)	(20,420)	(131,541)
Vested in Period, Weighted Average Grant Date Fair Value		$ 2.55	$ 3.82	$ 9.68
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(12,500)	(378)	(665)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		$ 2.29	$ 68.02	$ 64.95
Outstanding, Number, period end		60,000	0	20,798
Outstanding, Weighted Average Grant Date Fair Value, period end		$ 3.46	$ 0	$ 4.99